Equity - Schedule of Warrants Activity (Details) - $ / shares		12 Months Ended
	Sep. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Schedule of Warrants Activity [Abstract]
Number of warrants, Balance of warrants outstanding as of balance		961,807
Weighted average exercise price per hare, Balance of warrants outstanding as of balance		$ 4.15
Weighted average life Years, Balance of warrants outstanding as of balance		4 years 10 months 24 days
Expiration dates, Balance of warrants outstanding as of balance
Number of warrants, Warrants issued in connection with the September 2024 Note	961,807
Weighted average exercise price per hare, Warrants issued in connection with the September 2024 Note	$ 4.15
Weighted average life Years, Warrants issued in connection with the September 2024 Note	5 years
Expiration dates, Warrants issued in connection with the September 2024 Note	Sep. 15, 2029
Number of warrants, Exercised		(961,807)
Weighted average exercise price per hare, Exercised